Lease right-of-use assets and lease liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Lease Right-of-use Assets And Lease Liabilities
Schedule of Operating Right of use Assets and Operating Lease Liabilities

Operating right-of- use assets are summarized below:

	December 31, 2025	June 30, 2025
Office Lease	$836,697	$836,697
Less accumulated amortization	(685,078)	(549,375)
Right-of-use, net	$151,619	$287,322

Operating lease liabilities are summarized below:

	December 31, 2025	June 30, 2025
Office Lease	$153,362	$298,560
Less: current portion	153,362	286,378
Long term portion	$-	$12,182

Schedule of Maturity of Operating Lease Liabilities
As of December 31, 2025
Year ending June 30, 2026	$155,605
Total future minimum lease payments	155,605
Less imputed interest	(2,243)
PV of Payments	$153,362